EQUITY (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended						12 Months Ended
	Jul. 06, 2016 $ / shares shares	Feb. 26, 2015 $ / shares shares	Mar. 09, 2014 USD ($) $ / shares shares	Sep. 12, 2013 USD ($) $ / shares shares	Jul. 08, 2013 USD ($) $ / shares shares	Aug. 31, 2011 $ / shares shares	Jan. 31, 2011 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of shares and exercise of options, net of issuance costs | $			$ 10,440					$ 98	$ 15	$ 10,074
Shares sold | shares			1,130,000
Sale of Stock, Price Per Share | $ / shares			$ 9.25
Options granted, weighted-average grant date fair value | $ / shares								$ 5.94	$ 8.35
Options vested, weighted-average grant date fair value | $								$ 253
Unrecognized compensation costs | $								$ 596
Unrecognized compensation costs, recognition period								7 months 6 days
Options granted | shares				246,984	41,000	10,000	246,984
Exercise price | $ / shares				$ 3.38	$ 3.38	$ 4.80	$ 7.00
Amortization of stock compensation | $				$ 599				$ 320	$ 309	$ 375
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 5.94
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | ₪ / shares											₪ 3
Employee Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Options available for grant | shares												376,712
Options granted | shares	250,000	77,000
Amortization of stock compensation | $								$ 15,662
Minimum Favorable Tax Treatment Percentage On Option Exercise Price Determined												100.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 5.94	$ 8.35
Employee Share Option Plan 2013 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										4 years
Options available for grant | shares										46,300	46,300
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares					20,000
Exercise price | $ / shares					$ 3.38
Amortization of stock compensation | $					$ 31